Parent Company (the Company) Only Financial Information - Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (6,878,132)	$ (1,079,329)	¥ (3,932,271)	¥ (5,451,787)
Total operating expenses	11,317,736	1,776,000	6,481,064	9,880,367
Loss from operations	4,496,303	705,569	4,607,645	11,079,189
Interest and investment income	911,833	143,086	166,904	160,279
Interest expense	637,410	100,024	426,015	370,536
Equity in loss of subsidiaries and VIEs	62,510	9,809	(66,030)	(64,478)
Other income	184,686	28,981	(364,928)	66,160
Loss before income tax expense	(3,974,684)	(623,717)	(5,297,714)	(11,287,764)
Income tax expense	42,265	6,632	6,368	7,888
Net loss	(4,016,949)	(630,349)	(5,304,082)	(11,295,652)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(1,033,578)	(311,670)	(126,590)
Net loss attributable to ordinary shareholders of NIO Inc.	10,572,309	1,659,028	5,610,790	11,413,101
Total comprehensive loss	(4,223,070)	(662,694)	(5,166,486)	(11,463,992)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	(10,783,157)	(1,692,115)	(5,473,194)	(11,581,441)
Parent
Operating expenses:
Selling, general and administrative	(4,735)	(743)	(7,463)	(97)
Total operating expenses	(4,735)	(743)	(7,463)	(97)
Loss from operations	(4,735)	(743)	(7,463)	(97)
Interest and investment income	61,292	9,618	10,086	4,212
Interest expense	(471,270)	(73,953)	(312,662)	(237,374)
Equity in loss of subsidiaries and VIEs	(3,632,893)	(570,081)	(5,089,371)	(11,076,907)
Other income	61,876	9,709	100,290	23,655
Loss before income tax expense	(3,985,730)	625,450	(5,299,120)	(11,286,511)
Income tax expense	0	0	0	0
Net loss	(3,985,730)	(625,450)	(5,299,120)	(11,286,511)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(1,033,578)	(311,670)	(126,590)
Net loss attributable to ordinary shareholders of NIO Inc.	(10,572,309)	(1,659,028)	(5,610,790)	(11,413,101)
Total comprehensive loss	(4,196,578)	(658,537)	(5,161,524)	(11,454,851)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (10,783,157)	$ (1,692,115)	¥ (5,473,194)	¥ (11,581,441)